U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: The Charles Schwab Family
 of Funds 101 Montgomery Street, San Francisco,
CA 94104



2
Name of each series or class of
securities for which this Form is filed
(if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Schwab Advisor Cash Reserves
Schwab California Municipal Money Fund
Schwab Cash Reserves
Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Money Market Fund
Schwab Municipal Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab California AMT Tax-Free Money Fund



3
Investment
 Company Act File Number: 	811-05954.
Securities Act File Number: 	033-31894.



4 (a)
Last
 day of fiscal year for which this Form is filed:
December 31, 2008



4 (b)
[  ]  Check box if this Form
is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year)
(See Instruction A.2).



Note: If the Form is being
 filed late, interest must be paid on the registration fee due.



4 (c)
[  ] Check box if this is the last
time the issuer will be filing this Form.



5
Calculation
 of registration fee:




    (i)
Aggregate sale price
 of securities sold during the fiscal year pursuant
to section 24(f):
$655,332,680,142



   (ii)
Aggregate
 price of securities redeemed or repurchased during the
 fiscal year:
$629,136,151,037



 (iii)
Aggregate price
 of securities redeemed or repurchased during any prior
fiscal year ending no earlier than October 11, 1995 that
 were not previously used to reduce registration fees
 payable to the Commission:
$0




  (iv)
Total available redemption credits [add Items
5(ii) and 5(iii)]:
-$629,136,151,037



   (v)
Net
sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$26,196,529,105




(vi)
Redemption credits available for use in future years
 - if Item 5(i) is less than Item 5(iv)[subtract Item 5(iv)
 from Item (5(i)]:
$0



(vii)
Multiplier for determining
registration fee (See instruction C.9):
x  .0000393





(viii)
Registration fee due [multiply Item 5(v) by Item
 5(vii)] enter  " 0 "  if no fee is due.
=
 $1,029,523.59



6
Prepaid Shares


If the response to
 Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before
 October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due
 - if this Form is being filed more than 90 days after
the end of the issuer's fiscal year (See Instruction D)
:
+  $0



8
Total amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
=
 $1,029,523.59






9
Date the registration fee and any interest payment
 was sent to the Commission's lockbox depository:
March 10, 2007
CIK Number designated to receive payment:
 0000857156





Method of Delivery:







	[X] Wire Transfer
	[  ] Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James D. Pierce

James D. Pierce

Director
  Fund Administration

03/10/2009